Share capital (Issuance of new A shares) (Detail) - A shares [member] - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Number of shares, issuance of new A shares	497,709,919	0
Par value per share	¥ 1.00
Price per share	¥ 6.55
Net proceeds from issuance of new shares	¥ 3,250